Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Prepaid port agent advances	$ 604	$ 72
Third party - prepaid vessel operating expenses	565	1,553
Prepaid insurance	861	588
Other prepaid expenses	1,410	2,445
Current prepayments and other current assets	9,230	10,213
Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	5,790	5,555
Prepaid vessel operating expenses - SSM | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	5,375	5,522
Prepaid expense - related party port agents | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	385	2
Prepaid expense - SCM | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	26	28
Scorpio Services Holding Limited (SSH) | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	$ 4	$ 3